Northwestern Mutual Series Fund, Inc.

Supplement Dated October 25, 2024 to the
Statutory Prospectus Dated May 1, 2024
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2024, as supplemented July 5, 2024, and September 5, 2024 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Principal Risk Disclosure Update – Growth Stock Portfolio
The “PRINCIPAL RISKS” section of the Growth Stock Portfolio’s Summary is amended to add the following risk:
“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of Portfolio assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance.”
Principal Risk Disclosure Update – Large Cap Core Stock Portfolio
The “PRINCIPAL RISKS” section of the Large Cap Core Stock Portfolio’s Summary is amended to add the following risk:
“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”
Principal Risk Disclosure Update – Large Cap Blend Portfolio
The “PRINCIPAL RISKS” section of the Large Cap Blend Portfolio’s Summary is amended to add the following risk:
“• Large Position Risk – Based upon the implementation of the adviser’s investment strategy, although the Portfolio is considered “diversified” under applicable law, the Portfolio may hold and maintain large positions in a single or small number of securities. From time to time, such holdings may, on an aggregate basis, constitute a considerable percentage of the Portfolio’s assets. As a result, the Portfolio’s performance could be significantly affected by changes in the value of a single security or small number of securities, and holding such positions may increase the overall volatility of Portfolio performance. ”
Sub-Adviser Change for Mid Cap Growth Stock Portfolio
In connection with the replacement of Wellington Management Company LLP (“Wellington”) by J.P. Morgan Investment Management, Inc. (“JPMIM”) as sub-adviser to the Fund’s Mid Cap Growth Stock Portfolio (the “Portfolio”), effective on or about October 28, 2024, certain sections of the Prospectus shall be amended as noted below. The Portfolio may experience increased portfolio turnover over the short term in connection with the transition to the new sub-adviser. Increased portfolio turnover can result in higher brokerage commissions and other transaction costs, which can adversely affect performance. Please be advised that certain investor materials (including, for example, account statements and transaction forms) and certain variable product website descriptions may continue to refer to Wellington when identifying the sub-adviser for the Portfolio until such time that internal system name change processes are completed.
The following amendments to the Prospectus shall be effective October 28, 2024:
The “PRINCIPAL INVESTMENT STRATEGIES” section of the Portfolio’s Summary is amended to read as follows:
“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio considers a company to be a mid-capitalization company if it has a market capitalization within the collective range of the Russell MidCap® Growth Index at the time of purchase. As of June 30, 2024, this range was approximately $662.4 million to $56.66 billion. The market capitalization range of the index changes over time. Securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio.
The Portfolio invests primarily in common stocks of mid cap companies which the adviser believes are capable of achieving sustained growth. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions that can achieve sustainable growth.
As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These ESG factor assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. Examples of ESG factors which may be considered (which are provided for illustrative purposes only, are not exhaustive and may not be relevant to a particular investment) are climate change risk, human capital management and executive compensation. The adviser’s ESG integration approach does not change the Portfolio’s investment objective, exclude specific types of industries or companies or limit the Portfolio’s investable universe. The Portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.
The Portfolio seeks to reduce overall risk by diversifying across sectors, industry groups and companies. The Portfolio’s sector exposure relative to its benchmark is driven by an investment process which relies on fundamental company analysis and individual stock selection. As a result, based upon market or economic conditions, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector of the market.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Portfolio invests primarily in U.S. common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts (ADRs). The Portfolio may additionally invest in real estate investment trusts (REITs).”
The “PRINCIPAL RISKS” section of the Portfolio’s Summary is amended to remove the following risks: (1) Foreign Currency Risk; and (2) Foreign Investing Risk.
The “PERFORMANCE” section of the Portfolio’s Summary is amended by replacing the third sentence of the first paragraph with the following:
“Prior to October 28, 2024, the Portfolio was managed by a different sub-adviser.”
The “PORTFOLIO MANAGEMENT” section of the Portfolio’s Summary is amended to read as follows:
“Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: J.P. Morgan Investment Management, Inc. (JPMIM)
Portfolio Managers:  Felise L. Agranoff, CFA, Managing Director of JPMIM and Portfolio Manager, joined JPMIM in 2004 and has co-managed the Portfolio since October 2024.
Daniel Bloomgarden, CFA, Managing Director of JPMIM and Portfolio Manager, joined JPMIM in 2015 and has co-managed the Portfolio since October 2024.”
The paragraph relating to Wellington under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is modified to remove references to the Mid Cap Growth Stock Portfolio.
The following paragraph relating to JPMIM under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – The Sub-Advisers” is modified as follows:
“J.P. Morgan Investment Management, Inc. (“JPMIM”), 383 Madison Avenue, New York, NY 10179, serves as sub-adviser to the Large Cap Blend Portfolio since July 2023 and the Mid Cap Growth Stock effective from and after October 28, 2024. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.”
The following text replaces the information under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Mid Cap Growth Stock Portfolio:”
“Felise L. Agranoff, Managing Director, joined J.P. Morgan Investment Management, Inc. in 2004, previously worked as an analyst in the U.S. Equity Group, became a portfolio manager in 2015 and has managed the Portfolio since October 2024.
Daniel Bloomgarden, Managing Director, joined J.P. Morgan Investment Management, Inc. in 2015, is a portfolio manager and research analyst within the U.S. Equity Group, and has managed the Portfolio since October 2024.”

Portfolio Managers Update – Index 400 Stock Portfolio and Index 600 Stock Portfolio
Effective September 24, 2024, Brent Reeder no longer serves as a co-portfolio manager for the Index 400 Stock and Index 600 Stock Portfolios (each, a “Portfolio” and together the “Portfolios”). Lucy Johnston and Keith Carroll now each serve as co-portfolio managers for the Portfolios. Accordingly, the “Portfolio Managers” information set forth in the summary section for the Index 400 Stock Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: Lucy Johnston, Portfolio Manager, joined Northern Trust in 1997 and has managed the Portfolio since 2021.
Keith Carroll, Portfolio Manager, joined Northern Trust in 2007 and has managed the Portfolio since September 2024.”
The “Portfolio Managers” information set forth in the summary section for the Index 600 Stock Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers:  Keith Carroll, Portfolio Manager, joined Northern Trust in 2007 and has managed the Portfolio since 2021.”
Lucy Johnston, Portfolio Manager, joined Northern Trust in 1997 and has managed the Portfolio since September 2024.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Index 400 Stock Portfolio”:
“Lucy Johnston, Vice President of Northern Trust Investments, Inc., has co-managed the Portfolio since 2021. Ms. Johnston joined Northern Trust Investments, Inc. in 1997 and has managed passive and index products for large, medium and small capitalization markets.
Keith Carroll, Portfolio Manager at Northern Trust Investments, Inc., has co-managed the Portfolio since September 2024. Mr. Carroll joined Northern Trust Investments, Inc. in 2007.”
The following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Index 600 Stock Portfolio”:
“Keith Carroll, Portfolio Manager at Northern Trust Investments, Inc., has co-managed the Portfolio since 2021. Mr. Carroll joined Northern Trust Investments, Inc. in 2007.
Lucy Johnston, Vice President of Northern Trust Investments, Inc., has co-managed the Portfolio since September 2024. Ms. Johnston joined Northern Trust Investments, Inc. in 1997 and has managed passive and index products for large, medium and small capitalization markets.”

Portfolio Managers Update – Inflation Protection Portfolio
Effective September 9, 2024, Stephen Bartolini has joined James Platz, Robert Gahagan, and Miguel Castillo as a co-portfolio manager for the Inflation Protection Portfolio (the “Portfolio”). Accordingly, the “Portfolio Managers” information set forth in the summary section for the Portfolio in the Prospectus under the “PORTFOLIO MANAGEMENT” section is hereby deleted and replaced with the following:
“Portfolio Managers: James E. Platz, CFA, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2003 and has managed the Portfolio since 2008.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1991 and has managed the Portfolio since 2007.
Miguel Castillo, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2014 and has managed the Portfolio since 2015.
Stephen Bartolini, CFA, Vice President and Portfolio Manager, has served American Century as a portfolio manager since 2024 and has managed the Portfolio since September 2024.”
In addition, the following text replaces the information that appears in the Prospectus under the heading “THE INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Inflation Protection Portfolio”:
“James E. Platz, CFA, Vice President and Portfolio Manager, joined American Century Investments in October 2003 as a portfolio manager.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983 and became a portfolio manager in January 1991. Mr. Gahagan serves on the American Century Investments’ Global Macro Strategy Team, which is responsible for periodically adjusting the Portfolio’s strategic investment parameters based on economic and market conditions.
Miguel Castillo, Vice President and Portfolio Manager, joined American Century Investments in February 2008 as a portfolio research analyst, served as a fixed income trader from 2008 to 2014, and has served as a Portfolio Manager on American Century Investment’s portfolio management team since 2014. He has served as a portfolio manager of the Portfolio since 2015.
Stephen Bartolini, CFA, Vice President, Senior Portfolio Manager, has served American Century as a portfolio manager since 2024. Prior to joining American Century, Steve was a portfolio manager at T. Rowe Price and the co-head of the Global Interest Rate and Currency strategy team from 2010 to 2024. He has managed the Portfolio since September 2024.”
Update to More About Principal Investment Strategies and Risks Section
The “Diversification” sub-section under the “More About Principal Investment Strategies and Risks” section of the Prospectus beginning on page 109 is hereby deleted and replaced with the following:
“Diversification. Each Portfolio, other than the Focused Appreciation Portfolio, is classified as a diversified investment company pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). Diversification requirements are measured at the time of acquisition of investments. Subsequent market fluctuations in the values of acquired securities that cause a Portfolio to exceed prescribed diversification limits will not result in the Portfolio losing its status as a diversified investment company, provided that the Portfolio complies with constraints that apply to new acquisitions, as provided under the 1940 Act. The Focused Appreciation Portfolio is classified as a non-diversified investment company as defined under the 1940 Act.
Non-Diversification Risk. A non-diversified Portfolio may hold a relatively large percentage of its assets in a single issuer or small number of issuers. As a result, its performance could be closely tied to the value of that one issuer or issuers and could be more volatile than the performance of more diversified funds.”
Please retain this Supplement for future reference.